Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Capital disclosures
Schedule of ratio of net debt to fund flows from operations

The following table calculates Vermilion’s ratio of net debt to fund flows from operations:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Long-term debt	963,456	914,015
Adjusted working capital (1)	3,426	164,552
Net debt	966,882	1,078,567

Ratio of net debt to four quarter trailing fund flows from operations	0.8	0.9
(1)	Adjusted working capital is defined as current assets (excluding current derivatives), less current liabilities (excluding current derivatives and current lease liabilities).